SUPPLEMENT DATED DECEMBER 7, 2009
TO

PROSPECTUSES DATED MAY 1, 2009
FOR FUTURITY III, MFS REGATTA GOLD, AND MFS REGATTA PLATINUM

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA, MFS REGATTA CLASSIC AND FUTURITY FOCUS

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
AND FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

On November 23, 2009, shareholders approved the merger of the following portfolio of the MFS Variable Insurance Trust II after the close of business on December 4, 2009:

MFS Capital Appreciation Portfolio	merged with and into	MFS Massachusetts Investors Growth Stock Portfolio

MFS Capital Appreciation Portfolio is no longer available for investment and all references to the portfolio are hereby deleted from each of the prospectuses listed above.

Please retain this supplement with your Prospectus for future reference.

MFS Capital Appreciation Post Merger(US)                                                                                                                                          12/09